Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Derivatives, tax benefit (expense)	$ (7)	$ 8	$ (11)
Defined benefit pension plans adjustment, tax (expense) benefit	$ (9)	$ 81	$ 55